COMMON STOCK AND STOCK INCENTIVE PLANS - Significant Ranges of Outstanding and Exercisable Stock Options (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options exercisable and vested and expected to vest at the end of the period
Number of options exercisable (in shares) | shares	274,748
Weighted-average exercise price per share of options exercisable (in dollars per share)	$ 3.29
Number of options vested and expected to vest (in shares) | shares	604,680
Weighted-average exercise price per share of options vested and expected to vest (in dollars per share)	$ 2.78
Exercise Price Range from Dollars 2.24 to 2.24
Exercise Price Range
Exercise price, low end of range (in dollars per share)	2.24
Exercise price, high end of range (in dollars per share)	$ 2.24
Stock Options Outstanding
Number outstanding (in shares) | shares	266,600
Weighted-average remaining contractual life	6 years 29 days
Weighted-average exercise price per share (in dollars per share)	$ 2.24
Stock Options Exercisable
Number Exercisable (in shares) | shares	0
Weighted-average exercise price per share (in dollars per share)	$ 0.00
Exercise Price Range from Dollars 2.70 to 2.70
Exercise Price Range
Exercise price, low end of range (in dollars per share)	2.70
Exercise price, high end of range (in dollars per share)	$ 2.70
Stock Options Outstanding
Number outstanding (in shares) | shares	26,666
Weighted-average remaining contractual life	7 years 10 months 28 days
Weighted-average exercise price per share (in dollars per share)	$ 2.70
Stock Options Exercisable
Number Exercisable (in shares) | shares	13,334
Weighted-average exercise price per share (in dollars per share)	$ 2.70
Exercise Price Range from Dollars 2.87 to 2.87
Exercise Price Range
Exercise price, low end of range (in dollars per share)	2.87
Exercise price, high end of range (in dollars per share)	$ 2.87
Stock Options Outstanding
Number outstanding (in shares) | shares	100,000
Weighted-average remaining contractual life	7 years 7 months 21 days
Weighted-average exercise price per share (in dollars per share)	$ 2.87
Stock Options Exercisable
Number Exercisable (in shares) | shares	50,000
Weighted-average exercise price per share (in dollars per share)	$ 2.87
Exercise Price Range from Dollars 2.97 to 2.97
Exercise Price Range
Exercise price, low end of range (in dollars per share)	2.97
Exercise price, high end of range (in dollars per share)	$ 2.97
Stock Options Outstanding
Number outstanding (in shares) | shares	26,666
Weighted-average remaining contractual life	2 years 9 months 29 days
Weighted-average exercise price per share (in dollars per share)	$ 2.97
Stock Options Exercisable
Number Exercisable (in shares) | shares	26,666
Weighted-average exercise price per share (in dollars per share)	$ 2.97
Exercise Price Range from Dollars 3.21 to 3.21
Exercise Price Range
Exercise price, low end of range (in dollars per share)	3.21
Exercise price, high end of range (in dollars per share)	$ 3.21
Stock Options Outstanding
Number outstanding (in shares) | shares	166,666
Weighted-average remaining contractual life	11 days
Weighted-average exercise price per share (in dollars per share)	$ 3.21
Stock Options Exercisable
Number Exercisable (in shares) | shares	166,666
Weighted-average exercise price per share (in dollars per share)	$ 3.21
Exercise Price Range from Dollars 4.17 to 4.17
Exercise Price Range
Exercise price, low end of range (in dollars per share)	4.17
Exercise price, high end of range (in dollars per share)	$ 4.17
Stock Options Outstanding
Number outstanding (in shares) | shares	2,721
Weighted-average remaining contractual life	1 year 8 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 4.17
Stock Options Exercisable
Number Exercisable (in shares) | shares	2,721
Weighted-average exercise price per share (in dollars per share)	$ 4.17
Exercise Price Range from Dollars 6.51 to 6.51
Exercise Price Range
Exercise price, low end of range (in dollars per share)	6.51
Exercise price, high end of range (in dollars per share)	$ 6.51
Stock Options Outstanding
Number outstanding (in shares) | shares	15,361
Weighted-average remaining contractual life	9 months
Weighted-average exercise price per share (in dollars per share)	$ 6.51
Stock Options Exercisable
Number Exercisable (in shares) | shares	15,361
Weighted-average exercise price per share (in dollars per share)	$ 6.51
Exercise Price Range from Dollars 2.24 to 6.51
Exercise Price Range
Exercise price, low end of range (in dollars per share)	2.24
Exercise price, high end of range (in dollars per share)	$ 6.51
Stock Options Outstanding
Number outstanding (in shares) | shares	604,680
Weighted-average remaining contractual life	4 years 5 months 12 days
Weighted-average exercise price per share (in dollars per share)	$ 2.780000
Stock Options Exercisable
Number Exercisable (in shares) | shares	274,748
Weighted-average exercise price per share (in dollars per share)	$ 3.290000